Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Teucrium Agricultural Strategy No K-1 ETF (TILL)
Teucrium No K-1 Corn ETF (KORN)*
Teucrium 2x Daily Corn ETF (CXRN)
Teucrium No K-1 Wheat ETF (WHET)*
Teucrium 2x Daily Wheat ETF (WXET)
Teucrium No K-1 Sugar ETF (SUGR)*
Teucrium 2x Daily Sugar ETF (SXGR)*
Teucrium No K-1 Soybean ETF (SYBN)*
Teucrium 2x Daily Soybean ETF (SXBN)*

each a series of Listed Funds Trust

Supplement dated January 30, 2026
to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2025, as supplemented

Mr. Spencer Kristiansen, a Portfolio Manager for the Funds, has resigned from Teucrium Investment Advisors, LLC, effective January 30, 2026. Accordingly, all references to Mr. Kristiansen as a Portfolio Manager in the Funds’ Prospectus, Summary Prospectuses and SAI are hereby deleted. Messrs. Harris, Haugens and Small will continue to serve as Portfolio Managers of the Funds.

*The Fund has not yet commenced operations and is not available for purchase.

Please retain this supplement with your Prospectus, Summary Prospectus and SAI